Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002012593
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Rapport Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42121
Entity Tax Identification Number	88-0724208
Entity Address, Address Line One	99 High Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(857)
Local Phone Number	321-8020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RAPP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false